Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory	$ 1,385,280	$ 508,711
Lubricant [Member]
Inventory	547,534	487,268
Victualing [Member]
Inventory	38,232	21,443
Bunkers [Member]
Inventory	$ 799,514